Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities	Fair Value of Assets and Liabilities
The Company uses fair value measurements to record adjustments to certain assets and liabilities and to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.
Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that the Company believes market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no active market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgements regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgement, and therefore cannot be determined with precision. Changes in assumptions could significantly affect these estimates.
The following methods and assumptions were used by the Company in estimating fair value disclosures:
Cash and Cash Equivalents
For these financial instruments, which have original maturities of 90 days or less, their carrying amounts reported in the Consolidated Balance Sheets approximate fair value.
Securities
Securities consisted of U.S. Treasury securities, U.S. Agency bonds (including SBA pooled securities), U.S. government-sponsored residential and commercial mortgage-backed securities, state and municipal bonds, and other debt securities. AFS securities are recorded at fair value.
The Company’s U.S. Treasury securities are traded on active markets and therefore these securities were classified as Level 1.
The fair value of U.S. Agency bonds, including Small Business Administration pooled securities, were evaluated using relevant trade data, benchmark quotes and spreads obtained from publicly available trade data, and generated on a price, yield or spread basis as determined by the observed market data. Therefore, these securities were categorized as Level 2 given the use of observable inputs.
The fair value of U.S. government-sponsored residential and commercial mortgage-backed securities were estimated using either a matrix or benchmarks. The inputs used include benchmark yields, reported trades, broker/dealer quotes, and issuer spreads. Therefore, these securities were categorized as Level 2 given the use of observable inputs.
The fair value of state and municipal bonds were estimated using a valuation matrix with inputs including observable bond interest rate tables, recent transactions, and yield relationships. Therefore, these securities were categorized as Level 2 given the use of observable inputs.
The fair value of other debt securities were estimated using a valuation matrix with inputs including observable bond interest rate tables, recent transactions, and yield relationships. Therefore, these securities were categorized as Level 2 given the use of observable inputs.
Fair value was based on the value of one unit without regard to any premium or discount that may result from concentrations of ownership of a financial instrument, possible tax ramifications, or estimated transaction costs. The estimated fair value of the Company’s securities available for sale, by type, is disclosed in Note 4, “Securities.”
Loans Held for Sale
Fair value of loans held for sale, whose carrying amounts approximate fair value, was estimated using the anticipated market price based upon pricing indications provided by investor banks. These assets were classified as Level 2 given the use of observable inputs.
Loans
The fair value of commercial construction, commercial and industrial lines of credit, and certain other consumer loans was estimated by discounting the contractual cash flows using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.
For commercial, commercial real estate, residential real estate, automobile, and consumer home equity loans, fair value was estimated by discounting contractual cash flows adjusted for prepayment estimates using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.
The fair value of PPP loans, which are fully guaranteed by the SBA, approximates the carrying amount.
Loans are classified as Level 3 since the valuation methodology utilizes significant unobservable inputs. Loans that are deemed to be collateral-dependent, as described in Note 2, “Summary of Significant Accounting Policies” were recorded at the fair value of the underlying collateral.
FHLB Stock
The fair value of FHLB stock approximates the carrying amount based on the redemption provisions of the FHLB. These assets were classified as Level 2.
Rabbi Trust Investments
Rabbi trust investments consisted primarily of cash and cash equivalents, U.S. government agency obligations, equity securities, mutual funds and other exchange-traded funds, and were recorded at fair value and included in other assets. The purpose of these rabbi trust investments is to fund certain executive non-qualified retirement benefits and deferred compensation.
The fair value of other U.S. government agency obligations were estimated using either a matrix or benchmarks. The inputs used include benchmark yields, reported trades, broker/dealer quotes, and issuer spreads. These securities were categorized as Level 2 given the use of observable inputs. The equity securities, mutual funds and other exchange-traded funds were valued based on quoted prices from the market. The equities, mutual funds and exchange-traded funds traded in an active market were categorized as Level 1 as they were valued based upon quoted prices from the market. Mutual funds at net asset value amounted to $38.9 million and $58.1 million at December 31, 2022 and 2021, respectively. There were no redemption restrictions on these mutual funds at the end of any period presented.
Bank-Owned Life Insurance
The fair value of bank-owned life insurance was based upon quotations received from bank-owned life insurance dealers. These assets were classified as Level 2 given the use of observable inputs.
Deposits
The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits, savings and interest checking accounts, and money market accounts, was equal to their carrying amount. The fair value of time deposits was based on the discounted value of contractual cash flows using current market interest rates. Deposits were classified as Level 2 given the use of observable market inputs.
The fair value estimates of deposits do not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the wholesale market (core deposit intangibles).
FHLB Advances
The fair value of FHLB advances was based on the discounted value of contractual cash flows. The discount rates used are representative of approximate rates currently offered on instruments with similar remaining maturities. FHLB advances were classified as Level 2.
Escrow Deposits of Borrowers
The fair value of escrow deposits of borrowers, which have no stated maturity, approximates the carrying amount. Escrow deposits of borrowers were classified as Level 2.
Interest Rate Swap Collateral Funds
The fair value of interest rate swap collateral funds approximates the carrying amount. Interest rate swap collateral funds were classified as Level 2.
Interest Rate Swaps
The fair value of interest rate swaps was determined using discounted cash flow analysis on the expected cash flows of the interest rate swaps. This analysis reflects the contractual terms of the interest rate swaps, including the period of maturity, and uses observable market-based inputs, including interest rate curves and implied volatility. In addition, for customer-related interest rate swaps, the analysis reflects a credit valuation adjustment to reflect the Company’s own non-performance risk and the respective counterparty’s non-performance risk in the fair value measurements. The majority of inputs used to value the Company’s interest rate swaps fall within Level 2 of the fair value hierarchy, but the credit valuation adjustments associated with the interest rate swaps utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, at December 31, 2022 and 2021, the impact of the Level 3 inputs on the overall valuation of the interest rate swaps was deemed insignificant to the overall valuation. As a result, the interest rate swaps were categorized as Level 2 within the fair value hierarchy.
Risk Participations
The fair value of risk participations was determined based upon the total expected exposure of the derivative which considers the present value of cash flows discounted using market-based inputs and were therefore categorized as Level 2 within the fair value hierarchy. The fair value also included a credit valuation adjustment which evaluates the credit risk of its counterparties by considering factors such as the likelihood of default by the counterparties, its net exposures, the remaining contractual life, as well as the amount of collateral securing the position. The change in value of derivative assets and liabilities attributable to credit risk was not significant during the reported periods.
Foreign Currency Forward Contracts
The fair values of foreign currency forward contracts were based upon the remaining expiration period of the contracts and bid quotations received from foreign exchange contract dealers and were categorized as Level 2 within the fair value hierarchy.
Mortgage Derivatives
The fair value of mortgage derivatives was determined based upon current market prices for similar assets in the secondary market and therefore are classified as Level 2 within the fair value hierarchy.
Fair Value of Assets and Liabilities Measured on a Recurring Basis
The following tables present the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
	(In thousands)
Assets
Securities available for sale
Government-sponsored residential mortgage-backed securities	$4,111,908	$—	$4,111,908	$—
Government-sponsored commercial mortgage-backed securities	1,348,954	—	1,348,954	—
U.S. Agency bonds	952,482	—	952,482	—
U.S. Treasury securities	93,057	93,057	—	—
State and municipal bonds and obligations	183,092	—	183,092	—
Other debt securities	1,285	—	1,285	—
Rabbi trust investments	76,286	69,257	7,029	—
Loans held for sale	4,543	—	4,543	—
Interest rate swap contracts
Cash flow hedges - interest rate positions	16	—	16	—
Customer-related positions	23,567	—	23,567	—
Risk participation agreements	78	—	78	—
Foreign currency forward contracts
Matched customer book	198	—	198	—
Foreign currency loan	2	—	2	—
Mortgage derivatives	62	—	62	—
Total	$6,795,530	$162,314	$6,633,216	$—
Liabilities
Interest rate swap contracts
Cash flow hedges - interest rate positions	$2,417	$—	$2,417	$—
Customer-related positions	78,577	—	78,577	—
Risk participation agreements	130	—	130	—
Foreign currency forward contracts
Matched customer book	205	—	205	—
Foreign currency loan	93	—	93	—
Mortgage derivatives	58	—	58	—
Total	$81,480	$—	$81,480	$—

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Assets
Securities available for sale
Government-sponsored residential mortgage-backed securities	$5,524,708	$—	$5,524,708	$—
Government-sponsored commercial mortgage-backed securities	1,408,868	—	1,408,868	—
U.S. Agency bonds	1,175,014	—	1,175,014	—
U.S. Treasury securities	88,605	88,605	—	—
State and municipal bonds and obligations	280,329	—	280,329	—
Small Business Administration pooled securities	32,103	—	32,103	—
Other debt securities	1,597	—	1,597
Rabbi trust investments	104,372	96,190	8,182	—
Loans held for sale	1,206	—	1,206	—
Interest rate swap contracts
Customer-related positions	64,338	—	64,338	—
Risk participation agreements	315	—	315	—
Foreign currency forward contracts
Matched customer book	61	—	61	—
Foreign currency loan	—	—	—	—
Mortgage derivatives	256	—	256	—
Total	$8,681,772	$184,795	$8,496,977	$—
Liabilities
Interest rate swap contracts
Customer-related positions	$17,880	$—	$17,880	$—
Risk participation agreements	580	—	580	—
Foreign currency forward contracts
Matched customer book	46	—	46	—
Foreign currency loan	87	—	87	—
Mortgage derivatives	16	—	16	—
Total	$18,609	$—	$18,609	$—
There were no transfers to or from Level 1, 2 and 3 during the years ended December 31, 2022 and 2021.
The Company held no assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2022 or December 31, 2021.
Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis
The Company may also be required, from time to time, to measure certain other assets on a nonrecurring basis in accordance with generally accepted accounting principles. The following tables summarize the fair value of assets and liabilities measured at fair value on a nonrecurring basis, as of December 31, 2022 and 2021.

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Assets
Individually assessed collateral-dependent loans whose fair value is based upon appraisals	$16,432	$—	$—	$16,432

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Assets
Collateral-dependent impaired loans whose fair value is based upon appraisals	$12,068	$—	$—	$12,068
For the valuation of the collateral-dependent loans, the Company relies primarily on third-party valuation information from certified appraisers and values are generally based upon recent appraisals of the underlying collateral, brokers’ opinions based upon recent sales of comparable properties, estimated equipment auction or liquidation values, income capitalization, or a combination of income capitalization and comparable sales. Depending on the type of underlying collateral, valuations may be adjusted by management for qualitative factors such as economic factors and estimated liquidation expenses. The range of these possible adjustments may vary. Refer to Note 2, “Summary of Significant Accounting Policies” and Note 5, “Loans and Allowance for Credit Losses” for further discussion regarding the Company’s adoption of ASU 2016-13 and the effect of that adoption on the management’s process for estimating the allowance for loan losses.
Loans for which a reserve was established based upon expected cash flows discounted at the loan’s effective interest rate are not deemed to be measured at fair value.
Disclosures about Fair Value of Financial Instruments
The estimated fair values and related carrying amounts for assets and liabilities for which fair value is only disclosed are shown below as of the dates indicated:

			Fair Value Measurements at Reporting Date Using
	Carrying Value as of December 31, 2022	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Assets
Held to maturity securities:
Government-sponsored residential mortgage-backed securities	$276,493	$246,343	$—	$246,343	$—
Government-sponsored commercial mortgage-backed securities	200,154	176,883	—	176,883	—
Loans, net of allowance for loan losses	13,420,317	13,149,096	—	—	13,149,096
FHLB stock	41,363	41,363	—	41,363	—
Bank-owned life insurance	160,790	160,790	—	160,790	—
Liabilities
Deposits	$18,974,359	$18,960,407	$—	$18,960,407	$—
FHLB advances	704,084	702,954	—	702,954	—
Escrow deposits of borrowers	22,314	22,314	—	22,314	—
Interest rate swap collateral funds	14,430	14,430	—	14,430	—

			Fair Value Measurements at Reporting Date Using
	Carrying Value as of December 31, 2021	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Assets
Loans, net of allowance for loan losses	$12,157,281	$12,282,323	$—	$—	$12,282,323
FHLB stock	10,904	10,904	—	10,904	—
Bank-owned life insurance	157,091	157,091	—	157,091	—
Liabilities
Deposits	$19,628,311	$19,626,376	$—	$19,626,376	$—
FHLB advances	14,020	13,558	—	13,558	—
Escrow deposits of borrowers	20,258	20,258	—	20,258	—
This summary excludes certain financial assets and liabilities for which the carrying value approximates fair value. For financial assets, these may include cash and due from banks, federal funds sold and short-term investments. For financial liabilities, these may include federal funds purchased. These instruments would all be considered to be classified as Level 1 within the fair value hierarchy. Also excluded from the summary are financial instruments measured at fair value on a recurring and nonrecurring basis, as previously described.